Revenues - Schdule of Revenue by Region Based on the Shipping Address of Customers (Details) - Customer Concentration Risk [Member] - Customers [Member] - Revenue Benchmark [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schdule of Revenue by Region Based on the Shipping Address of Customers [Line Items]
Revenues	$ 707,021	$ 3,410,258
Percentage of revenues	100.00%	100.00%
Israel [Member]
Schdule of Revenue by Region Based on the Shipping Address of Customers [Line Items]
Revenues	$ 491,432	$ 3,300,771
Percentage of revenues	69.50%	96.80%
England [Member]
Schdule of Revenue by Region Based on the Shipping Address of Customers [Line Items]
Revenues	$ 195,589	$ 85,832
Percentage of revenues	27.70%	2.50%
United States [Member]
Schdule of Revenue by Region Based on the Shipping Address of Customers [Line Items]
Revenues		$ 3,595
Percentage of revenues		0.10%
Rest of the world [Member]
Schdule of Revenue by Region Based on the Shipping Address of Customers [Line Items]
Revenues	$ 20,000	$ 20,060
Percentage of revenues	2.80%	0.60%